TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade payables	$ 7,994	$ 6,206
Accrued expenses	13,401	26,204
Advances received	0	4,110
Others	1,372	1,218
Trade and other payables	22,767	37,738
Non-current trade and other payables	(403)	(1,167)
Non current payable and other payables including disposal group held for sale	22,364	36,571
Less: included as part of a disposal group held for sale (Note 39)	0	(8,217)
Current trade and other payables	$ 22,364	$ 28,354